Amounts Receivable and Prepaids (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Trade and other receivables [abstract]
Provision on sales tax receivables	$ 4.5	$ 4.5
Amount of additional provision recognized	0.3
Amount recovered by company	0.8
Amount of additional provision reversed	0.5
Sales tax payable	$ 2.3